Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Expense

For the years ended December 31, 2022 and 2021, a reconciliation of income tax expense at the federal statutory rate to income tax expense at the Company’s effective rate is as follows:

	2022		2021
	Amount	Rate	Rate	Amount
Computed tax at the expected statutory rate	$(12,233,282)	21.00%	$(6,337,648)	21.00%
State and local income taxes, net of federal	(193,910)	0.33%	(249,537)	0.83%
Permanent differences	8,892,114	(15.26)%	1,821,323	(6.04)%
Other adjustments	(57,579)	0.09%	409,229	(1.36)%
Stock compensation	172,056	(0.30)%	—	—
Return to provision adjustment	369,793	(0.63)%	(11,518)	(0.04)%
Purchase accounting	—	-	(1,298,228)	4.30%
Foreign tax differential	700,596	(1.20)%	123,393	(0.41)%
Change in valuation allowance	2,350,212	(4.03)%	5,542,986	(18.37)%
Income tax expense (benefit)	$—	0.00%	$—	0.00%

Schedule of Deferred Tax Assets and Carryforwards

As of December 31, 2022 and 2021, the temporary differences, tax credits and carryforwards that gave rise to the following deferred tax assets (liabilities):

	2022	2021
Property and equipment	$(100,019)	$(75,342)
Other current liabilities	-	28,284
Intangible assets	(1,036,649)	(1,399,267)
Equity compensation	1,001,945	742,175
Other accrued expenses	758,951	237,508
Net operating loss carry forward	8,820,107	8,900,739
Tax credits	1,726,330	386,356
Total deferred tax assets	11,170,665	8,820,453
Valuation allowance	(11,170,665)	(8,820,453)
Net deferred tax assets	$—	$—

Schedule of Income Tax Valuation Allowance

The Company’s provision is primarily driven by the full valuation allowance in 2022 and 2021.

	2022	2021
Current
U.S. Federal	$—	$—
U.S. State	5,750	—
U.S. Foreign	—	—
Total current provision	5,750	—
Deferred	—	—
U.S. Federal	—	—
U.S. State	—	—
U.S. Foreign	—	—
Total deferred benefit	—	—
Change in valuation allowance	—	—
Total provision for income taxes	$5,750	$—

Schedule of Provision for Incomes Taxes Consisted

The Company’s income (loss) before provision for incomes taxes consisted of the following amounts:

	For the Year ended December 31,
	2022	2021
United States	$(48,536,722)	$(28,467,858)
International	(9,717,001)	(1,640,822)
Total net income (loss) before income taxes	$(58,253,723)	$(30,108,680)